Equity reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted average
	Number of Options	exercise price
		C$
Balance, December 31, 2017	12,578,625	2.52
Granted	2,739,802	1.08
Cancelled/Expired	(1,836,000)	2.48
Balance, December 31, 2018	13,482,427	2.22
Granted	3,803,700	0.99
Exercised	(403,116)	1.09
Cancelled/Expired	(4,314,649)	2.07
Balance, December 31, 2019	12,568,362	1.93

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
			Weighted		Weighted
		Weighted	average risk-	Weighted	average Black-
	Number of	average	free interest	average	Scholes value
	options	exercise price	rate	volatility	assigned
Period	granted	C$			C$
Year ended December 31, 2018	2,739,802	1.08	2.37%	68.81%	0.51
Year ended December 31, 2019	3,803,700	0.99	2.38%	66.93%	0.50

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
		Weighted	Weighted		Weighted	Weighted
Range of exercise price	Number	average	average	Number	average	average
		contractual life	exercise		contractual life	exercise
		(years)	price C$		(years)	price C$
C$0.00-C$1.00	3,355,000	4.15	0.97	-	-	-
C$1.01-C$2.00	4,321,737	2.40	1.43	2,308,157	1.64	1.71
C$2.01-C$3.00	2,454,625	0.17	2.09	2,454,625	0.17	2.09
C$3.01-C$4.00	2,267,000	2.16	3.97	2,267,000	2.16	3.97
C$4.01-C$5.00	170,000	1.57	4.38	170,000	1.57	4.38
	12,568,362	2.38	1.93	7,199,782	1.30	2.61

Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Number of RSUs
	December 31, 2019	December 31, 2018
Balance, beginning of year	1,455,180	-
Granted	2,024,553	2,393,247
Derecognized on closing of JV Transaction	-	(918,457)
Settled in cash	(481,622)	-
Cancelled/Expired	(754,856)	(19,610)
Balance, end of year	2,243,255	1,455,180

Disclosure of RSU liability [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	541	-
Awards vested during the year, net of cancelled/expired awards	819	605
Settled in cash during the year	(359)	-
Derecognized on closing of the JV Transaction	-	(64)
Total RSU liability, end year	1,001	541

Less: current portion of RSU liability	(585)	(241)
Total non-current RSU liability, end of year	416	300